UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06091

Nuveen Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Investment Quality Municipal Fund, Inc. (NQM)
	July 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 148.2% (99.7% of Total Investments)

	MUNICIPAL BONDS – 148.2% (99.7% of Total Investments)

	Alabama – 1.1% (0.7% of Total Investments)
$ 3,800	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 3,982,058
	2006C-2, 5.000%, 11/15/36 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa2	1,210,764
800	5.000%, 11/15/30	11/15 at 100.00	Baa2	801,232
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	10/15 at 100.00	AA	1,007,500
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
6,800	Total Alabama			7,001,554
	Alaska – 0.6% (0.4% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
4,000	5.000%, 6/01/32	10/15 at 100.00	B	3,436,520
500	5.000%, 6/01/46	10/15 at 100.00	B	383,915
4,500	Total Alaska			3,820,435
	Arizona – 3.8% (2.6% of Total Investments)
980	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	A3	1,054,098
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
2,500	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	12/24 at 100.00	A2	2,722,475
	Series 2014A, 5.000%, 12/01/39
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility
	Project, Refunding Senior Series 2012A:
1,490	5.000%, 7/01/30	7/22 at 100.00	A1	1,590,337
2,500	5.000%, 7/01/32	7/22 at 100.00	A1	2,648,125
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
485	5.250%, 12/01/24 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (4)	493,182
265	5.250%, 12/01/25 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (4)	269,471
2,000	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	2,093,820
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
2,500	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust, Series 11032-11034,	7/17 at 100.00	AA	2,650,600
	15.255%, 7/01/26 – AGM Insured (IF)
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	5,915,700
	2008, Trust 1132, 9.211%, 1/01/32 (IF)
3,450	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	3,794,241
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
1,100	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University	6/24 at 100.00	AA	1,227,050
	Project, Series 2014, 5.000%, 6/01/34 – BAM Insured
895	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	904,800
	2005, 6.000%, 7/01/30
23,165	Total Arizona			25,363,899
	Arkansas – 0.5% (0.3% of Total Investments)
3,290	University of Arkansas, Revenue Bonds, Pine Bluff Campus, Refunding & Construction Series	12/15 at 100.00	Aa2 (4)	3,342,903
	2005A, 5.000%, 12/01/30 (Pre-refunded 12/01/15) – AMBAC Insured
	California – 23.1% (15.6% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	AA–	1,753,215
	Bonds, Channing House, Series 2010, 6.000%, 5/15/30
2,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	Aa1 (4)	2,267,370
	Series 2005, 4.750%, 10/01/28 (Pre-refunded 10/01/15)
1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2 (4)	1,012,340
	2006, 5.000%, 11/01/30 (Pre-refunded 11/02/15)
2,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	AA–	2,532,050
	Series 2005, 5.000%, 11/15/27
4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System,	4/16 at 100.00	A+	4,368,429
	Series 2006, 5.000%, 4/01/37
180	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	200,365
	Series 2013A, 5.000%, 7/01/37
5,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, 2007A,	11/16 at 100.00	AA–	5,709,495
	5.000%, 11/15/42 (UB)
1,390	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	5/18 at 100.00	AA–	1,922,607
	Bond Trust 2015-XF0078, 13.492%, 5/15/40 (IF)
810	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A+	975,370
	2009-I, 6.375%, 11/01/34
1,530	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A+	1,791,768
	2010A-1, 5.750%, 3/01/30
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,100	5.250%, 3/01/30	3/20 at 100.00	AA–	2,435,391
3,000	5.500%, 3/01/40	3/20 at 100.00	AA–	3,489,060
	California Statewide Communities Development Authority, Revenue Bonds, American Baptist
	Homes of the West, Series 2010:
900	6.000%, 10/01/29	10/19 at 100.00	BBB+	989,595
1,030	6.250%, 10/01/39	10/19 at 100.00	BBB+	1,135,307
1,050	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire	1/19 at 100.00	BB	1,114,764
	Public Schools, Series 2010, 6.000%, 7/01/40
1,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los	8/17 at 100.00	BBB+	1,038,690
	Angeles, Series 2007, 5.000%, 8/15/47
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,000	5.250%, 7/01/30	10/15 at 100.00	CCC	898,370
2,000	5.000%, 7/01/39	10/15 at 100.00	CCC	1,721,800
2,530	Commerce Joint Power Financing Authority, California, Tax Allocation Bonds, Redevelopment	10/15 at 100.00	AA	2,533,011
	Projects 2 and 3, Refunding Series 2003A, 5.000%, 8/01/28 – RAAI Insured
1,260	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project,	12/21 at 100.00	A+	1,571,384
	Subordinate Series 2011A, 7.000%, 12/01/36
3,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	AA	1,564,465
	Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured
1,500	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California,	8/21 at 100.00	Aa2	1,776,405
	General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
2,000	Glendale Redevelopment Agency, California, Tax Allocation Bonds, Central Glendale	12/16 at 100.00	A	2,082,420
	Redevelopment Project, Series 2010, 5.500%, 12/01/24
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,000	5.000%, 6/01/33	6/17 at 100.00	B	2,515,860
1,000	5.750%, 6/01/47	6/17 at 100.00	B	855,850
610	5.125%, 6/01/47	6/17 at 100.00	B	476,977
9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	Aaa	12,656,155
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
2,000	Los Rios Community College District, Sacramento County, California, General Obligation Bonds,	8/19 at 100.00	AA–	2,274,700
	Series 2009D, 5.375%, 8/01/34
250	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	309,823
	2011A, 7.000%, 9/01/31
500	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	AA–	554,985
	California, Series 2010, 5.375%, 3/15/36
6,215	Marinez Unified School District, Contra Costa County, California, General Obligation Bonds,	8/24 at 100.00	AA	7,759,738
	Series 2011, 5.875%, 8/01/31
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	828,170
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	3,682,314
	2009A, 7.000%, 11/01/34
1,030	Natomas Union School District, Sacramento County, California, General Obligation Refunding	No Opt. Call	AA–	1,136,121
	Bonds, Series 1999, 5.950%, 9/01/21 – NPFG Insured
15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AA–	19,358,778
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	1,386,680
	6.750%, 11/01/39
1,875	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	2,026,350
	5.250%, 11/01/21
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	Aaa	18,556,270
	Bonds, Series 1988B, 8.200%, 9/01/23 (Alternative Minimum Tax) (ETM)
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011,	5/21 at 100.00	AA–	2,916,300
	5.500%, 5/01/32
2,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School	No Opt. Call	AA–	626,440
	Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41
5,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds,	8/36 at 100.00	AA	3,782,950
	Series 2011A, 0.000%, 8/01/41 – AGM Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa1	255,438
275	5.000%, 9/01/23	9/15 at 102.00	Baa1	280,860
660	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	760,419
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
2,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BB+	2,159,200
	Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44
5,360	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BBB–	5,683,101
	Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44
880	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	1,073,917
	Allocation Bonds, Series 2011A, 7.000%, 8/01/31
5,000	Solano Community College District, Solano and Yolo Counties, California, General Obligation	8/23 at 100.00	AA–	5,526,750
	Bonds, Election 2012 Series 2013A, 5.000%, 8/01/43
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A	1,232,320
	Redevelopment Project, Subordinate Lien Series 2011, 6.375%, 12/01/23
95	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista	12/16 at 100.00	N/R	96,383
	Senior Apartments Project, Series 2006A, 5.000%, 12/01/22 – AMBAC Insured (Alternative
	Minimum Tax)
2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/21 at 100.00	Aa3	2,182,560
	Bonds, Election 2010 Series 2011A, 5.000%, 8/01/41
3,750	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series	8/31 at 100.00	AA	2,716,463
	2011B, 0.000%, 8/01/36 – AGM Insured
4,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	4,392,720
	2011C, 5.250%, 8/01/47
138,845	Total California			152,948,263
	Colorado – 9.2% (6.2% of Total Investments)
3,000	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015,	12/25 at 100.00	AA	3,324,090
	5.000%, 12/01/35 – BAM Insured
1,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax	7/18 at 100.00	N/R	1,016,280
	Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23
2,945	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/23 at 100.00	BB	3,432,221
	Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/24 at 100.00	A	1,099,090
	Peak-to-Peak Charter School, Refunding Series 2014, 5.000%, 8/15/30
1,250	Colorado Educational and Cultural Facilities Authority, Revenue and Refunding Bonds,	No Opt. Call	A+	1,397,850
	University Corporation for Atmospheric Research Project, Series 2012A, 4.500%, 9/01/22
1,465	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project,	8/19 at 100.00	N/R	1,609,713
	Series 2009A, 7.750%, 8/01/39
3,020	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	3,293,491
	Series 2013A, 5.250%, 1/01/40
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good
	Samaritan Society Project, Series 2013A:
2,670	5.000%, 6/01/28	No Opt. Call	A–	2,965,622
2,395	5.000%, 6/01/40	No Opt. Call	A–	2,540,975
220	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	BBB+	243,124
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
2,090	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA	2,281,820
	Series 2005B, 5.250%, 3/01/36 – AGM Insured
625	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National	11/20 at 100.00	BBB+	692,644
	Obligated Group Project, Series 2010A, 6.000%, 11/15/30
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/18 at 100.00	A–	818,700
	Association, Series 2008, 5.500%, 5/15/28
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	BBB+	1,020,040
	Society, Series 2005, 5.000%, 6/01/29
1,000	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	A–	1,125,980
	Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)
2,000	Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series 2012B, 4.250%, 5/15/37	5/21 at 100.00	Aa2	2,077,900
5	Colorado Water Resources and Power Development Authority, Clean Water Revenue Bonds, 1996	10/15 at 100.00	AAA	5,024
	Series A, 5.900%, 9/01/16
3,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 5.000%, 8/01/44 –	8/24 at 100.00	AA	3,332,610
	AGM Insured
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	2,293,880
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A,	11/23 at 100.00	A	1,092,550
	5.250%, 11/15/43 (Alternative Minimum Tax)
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation
	Series 2010A:
385	0.000%, 9/01/35	No Opt. Call	BBB+	167,929
150	0.000%, 9/01/37	No Opt. Call	BBB+	60,899
75	0.000%, 9/01/38	No Opt. Call	BBB+	29,044
20	0.000%, 9/01/39	No Opt. Call	BBB+	7,294
110	0.000%, 9/01/41	No Opt. Call	BBB+	35,690
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
995	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	589,229
2,155	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	1,213,287
50	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	AA–	26,675
2,795	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	1,405,438
100	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	48,045
385	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/28 –	No Opt. Call	AA–	239,077
	NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
345	0.000%, 9/01/28 – NPFG Insured	9/20 at 63.98	AA–	180,539
14,500	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	AA–	4,811,680
500	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds,	5/21 at 100.00	Baa2	543,505
	Refunding Series 2011A, 5.500%, 5/01/22 (Alternative Minimum Tax)
5,055	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA	5,964,849
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
3,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	12/19 at 100.00	AA	3,448,290
	Series 2009, 6.250%, 12/01/30 – AGC Insured
650	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	857,877
	Utilities, Series 2008, 6.500%, 11/15/38
2,365	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	2,673,727
	Activity Bonds, Series 2010, 6.000%, 1/15/41
	Ute Water Conservancy District, Mesa County, Colorado, Water Revenue Bonds, Refunding
	Series 2012:
1,000	4.250%, 6/15/27	6/22 at 100.00	AA	1,082,720
1,430	4.250%, 6/15/28	6/22 at 100.00	AA	1,535,877
350	Willow Trace Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds,	12/15 at 100.00	AA (4)	355,044
	Refunding Series 2006A, 4.450%, 12/01/35 (Pre-refunded 12/01/15) – CIFG Insured
68,850	Total Colorado			60,940,319
	Connecticut – 1.4% (0.9% of Total Investments)
3,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/22 at 100.00	AA	3,831,722
	University, Series 2012H, 5.000%, 7/01/24 – AGM Insured
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender
	Option Bond Trust 1164:
1,295	17.068%, 1/01/32 (IF) (5)	1/23 at 100.00	Aa3	1,907,975
190	16.909%, 1/01/38 (IF) (5)	1/23 at 100.00	Aa3	271,744
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	2,973,425
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
7,415	Total Connecticut			8,984,866
	District of Columbia – 5.0% (3.4% of Total Investments)
23,745	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Series 1998,	No Opt. Call	AA+	28,614,625
	5.500%, 10/01/23 – AGM Insured (UB)
3,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/16 – NPFG Insured	No Opt. Call	Aa1	3,143,400
1,200	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,336,596
	Tender Option Bond Trust 1606, 11.856%, 10/01/30 – BHAC Insured (IF) (5)
27,945	Total District of Columbia			33,094,621
	Florida – 11.3% (7.6% of Total Investments)
1,480	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,	11/23 at 100.00	BBB	1,548,879
	Series 2013A, 5.000%, 11/15/37
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter
	Academy, Inc. Project, Series 2013A:
450	5.000%, 9/01/45	9/23 at 100.00	BBB–	459,581
850	5.000%, 9/01/48	9/23 at 100.00	BBB–	866,184
3,730	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health	4/16 at 100.00	A– (4)	3,848,204
	First, Inc. Project, Series 2005, 5.000%, 4/01/24 (Pre-refunded 4/01/16)
1,000	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health	4/19 at 100.00	A– (4)	1,211,450
	First, Inc. Project, Series 2009B, 7.000%, 4/01/39 (Pre-refunded 4/01/19)
4,315	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA	4,806,133
	AGM Insured
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	No Opt. Call	N/R	101,586
	Charter School, Inc. Projects, Series 2012A, 6.125%, 6/15/43
4,165	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/22 at 100.00	Baa1	4,454,176
	University Project, Refunding Series 2012A, 5.000%, 4/01/32
1,150	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	Baa1	1,337,151
	University, Refunding Series 2011, 6.375%, 4/01/31
4,920	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A+	5,290,279
	Senior Lien Series 2015A, 5.000%, 10/01/44 (WI/DD, Settling 8/13/15) (Alternative
	Minimum Tax)
1,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of	4/16 at 100.00	A–	1,031,800
	Miami, Series 2008A, 5.200%, 4/01/24
13,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport Hub, Series	10/17 at 100.00	AA–	13,775,059
	2007B, 4.500%, 10/01/31 – NPFG Insured
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/35	10/24 at 100.00	A	5,448,400
	(Alternative Minimum Tax)
2,925	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38	10/25 at 100.00	A	3,185,091
	(Alternative Minimum Tax)
1,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%,	10/20 at 100.00	AA	1,131,700
	10/01/39 – AGM Insured
7,045	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	7,770,424
	5.000%, 10/01/42
4,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA	4,508,320
	5.375%, 10/01/40
3,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	8/17 at 100.00	N/R	3,048,540
	Development Unit 46B, Series 2007A, 5.350%, 8/01/41
1,300	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, The Waterford Project,	11/17 at 100.00	A (4)	1,449,877
	Series 2007, 5.875%, 11/15/37 (Pre-refunded 11/15/17)
5,895	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	6,166,936
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
1,500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central	1/24 at 100.00	A3	1,642,365
	Florida Health Alliance Projects, Series 2014A, 5.250%, 7/01/44
65	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	47,778
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	116,873
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	37,753
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	1
	2007-3, 6.650%, 5/01/40 (6)
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	10,208
	Parcel Series 2007-1. RMKT, 6.650%, 5/01/40 (6)
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	202,854
	2012A-1, 6.650%, 5/01/40
290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	179,182
	2015-1, 0.000%, 5/01/40
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	94,104
	2015-2, 0.000%, 5/01/40
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	2
	2015-3, 6.610%, 5/01/40
1,200	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	10/15 at 100.00	N/R	1,200,804
	5.400%, 5/01/37
70,365	Total Florida			74,971,694
	Georgia – 1.9% (1.3% of Total Investments)
1,820	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project,	7/25 at 100.00	Aa3	2,079,951
	Senior Lien Series 2015A-1, 5.250%, 7/01/40
925	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	A2	1,075,202
	7.500%, 1/01/31
1,510	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AA	1,699,203
	AGM Insured
2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc.,	No Opt. Call	AA–	2,280,740
	Series 1996, 5.500%, 8/15/26 – NPFG Insured
660	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds,	9/15 at 100.00	BBB	660,614
	Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Alternative Minimum Tax)
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A	2,717,300
	Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30
810	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fourth Crossover	No Opt. Call	A1	896,038
	Series 1997E, 6.500%, 1/01/20
1,220	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/21 at 100.00	Baa2	1,366,693
	2012A, 5.250%, 10/01/27
11,445	Total Georgia			12,775,741
	Guam – 0.4% (0.3% of Total Investments)
765	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	838,708
1,770	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/20 at 100.00	A–	1,937,654
	Series 2010, 5.625%, 7/01/40
2,535	Total Guam			2,776,362
	Hawaii – 0.5% (0.4% of Total Investments)
3,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A	3,430,590
	Obligated Group, Series 2013A, 5.500%, 7/01/43
	Idaho – 1.1% (0.7% of Total Investments)
395	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI,	7/19 at 100.00	A1	414,106
	5.650%, 7/01/26
1,155	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	1,238,853
	Mitigation Series 2012A, 4.750%, 9/01/26
	Twin Falls County School District 411, Idaho, General Obligation Bonds, Series 2014A:
2,465	4.500%, 9/15/33	No Opt. Call	Aa1	2,714,655
2,575	4.500%, 9/15/34	No Opt. Call	Aa1	2,831,522
6,590	Total Idaho			7,199,136
	Illinois – 12.6% (8.5% of Total Investments)
2,611	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	3/17 at 100.00	Ba3	2,733,873
	Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24
3,150	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	3,226,230
4,985	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	BBB	5,228,517
4,750	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A,	9/24 at 100.00	BBB	4,984,935
	5.000%, 9/01/39
1,125	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA	1,284,626
	5.500%, 11/01/39
1,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	1,072,820
	5.625%, 1/01/37
960	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	1,107,907
	6.000%, 5/15/39
2,125	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	2,310,109
	5.125%, 5/15/35
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	Aa3	402,205
1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,212,060
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A–	479,080
390	6.000%, 7/01/43	7/23 at 100.00	A–	457,634
1,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	11/18 at 100.00	Aaa	1,133,760
	Refunding Series 2006B, 5.250%, 11/01/35 (Pre-refunded 11/01/18) – NPFG Insured
1,120	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	Aaa	1,346,632
	Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19)
1,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%,	8/17 at 100.00	N/R (4)	1,096,280
	8/01/37 (Pre-refunded 8/01/17)
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Series 2009:
2,000	6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	2,454,840
3,000	7.000%, 8/15/44 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	3,697,050
1,000	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA	1,107,850
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
186	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Capitol	10/15 at 18.12	N/R	2
	Appreciation Series 2010B, 0.000%, 5/15/50 (6)
390	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Refunding Series	10/15 at 100.00	N/R	4
	2010A, 6.000%, 5/15/28 (6)
1,400	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	8/20 at 100.00	AA–	1,562,624
	2009B, 5.000%, 8/15/26
500	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A,	2/16 at 100.00	N/R	503,940
	5.875%, 2/15/26
2,910	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	3,259,753
	Series 2009, 6.125%, 5/15/25
90	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	N/R (4)	106,490
	Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)
	Illinois State, General Obligation Bonds, February Series 2014:
3,500	5.250%, 2/01/30	2/24 at 100.00	A–	3,671,115
4,000	5.250%, 2/01/31	2/24 at 100.00	A–	4,178,360
680	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/36	5/24 at 100.00	A–	688,602
2,370	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A–	2,498,312
	Illinois State, General Obligation Bonds, Series 2012A:
3,225	4.000%, 1/01/26	1/22 at 100.00	A–	3,157,630
225	5.000%, 3/01/37	3/22 at 100.00	A–	226,874
	Illinois State, General Obligation Bonds, Series 2013:
2,500	5.250%, 7/01/31	7/23 at 100.00	A–	2,605,025
275	5.500%, 7/01/38	7/23 at 100.00	A–	291,819
1,430	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 3.750%, 6/15/25	6/21 at 100.00	AAA	1,505,447
700	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	980,056
	2015-XF0051, 17.772%, 1/01/21 (IF)
1,875	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	2,624,625
	2015-XF0052, 17.820%, 1/01/21 (IF)
1,510	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	A2	1,652,559
	5.250%, 1/01/39 – AGM Insured
1,525	McCook, Illinois, General Obligation Bonds, Series 2008, 5.200%, 12/01/30	12/18 at 100.00	BBB	1,660,954
1,050	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	1,088,955
	Project, Capital Appreciation Refunding Series 2010B-1, 5.000%, 6/15/50
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	2,058,100
	Project, Series 2002A, 0.000%, 12/15/34 – NPFG Insured
6,015	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	4,996,300
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,
	Series 2010:
1,550	5.250%, 6/01/21	No Opt. Call	A	1,794,296
4,000	6.250%, 6/01/24	6/16 at 100.00	A	4,191,200
800	6.000%, 6/01/28	6/21 at 100.00	A–	942,472
1,580	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	1,817,806
	6.000%, 10/01/32
81,312	Total Illinois			83,399,728
	Indiana – 2.0% (1.3% of Total Investments)
1,555	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project,	2/22 at 100.00	BBB+	1,732,068
	Refunding Series 2012B, 5.000%, 2/01/28
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	1,018,962
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
1,500	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services	3/20 at 100.00	BBB–	1,597,440
	Project, Refunding Series 2010, 5.125%, 3/01/30
	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing
	Project, Series 2013A:
3,015	5.000%, 7/01/44 (Alternative Minimum Tax)	7/23 at 100.00	BBB	3,151,127
1,320	5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	1,372,140
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,
	Series 2014:
500	5.250%, 9/01/34 (Alternative Minimum Tax)	9/24 at 100.00	BBB	547,590
260	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB	278,403
	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint
	Francis Health Services Inc, Series 2006E:
475	5.250%, 11/01/25 – AGM Insured	5/18 at 100.00	Aa3	513,461
530	5.250%, 11/01/29 – AGM Insured	5/18 at 100.00	Aa3	570,534
460	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA	460,920
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
1,550	5.250%, 2/15/23 (6)	10/15 at 100.00	N/R	75,826
2,500	5.375%, 2/15/34 (6)	10/15 at 100.00	N/R	122,300
1,275	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	1,549,061
	7.000%, 1/01/44 (Alternative Minimum Tax)
15,990	Total Indiana			12,989,832
	Iowa – 1.8% (1.2% of Total Investments)
1,500	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project,	8/22 at 100.00	BBB–	1,528,800
	Series 2012, 4.750%, 8/01/42
3,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	3,268,110
	5.500%, 12/01/25
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	10/15 at 100.00	B+	7,003,360
	5.500%, 6/01/42
170	Sheldon, Iowa, Health Care Facility Revenue Bonds, Northwest Iowa Health Center Project,	11/15 at 100.00	A1	170,714
	Refunding Series 1994, 6.150%, 3/01/16
12,670	Total Iowa			11,970,984
	Kansas – 1.1% (0.7% of Total Investments)
1,355	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds,	9/21 at 100.00	Aa3	1,570,391
	Series 2011A, 5.000%, 9/01/26
1,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center	11/15 at 100.00	A2	1,013,670
	Inc., Series 2005L, 5.000%, 11/15/22
1,540	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt	11/19 at 100.00	Aa2	1,755,662
	Obligated Group, Series 2009C, 5.500%, 11/15/29
1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008,	9/17 at 100.00	A+	1,050,010
	5.000%, 9/01/29
600	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park	4/20 at 100.00	BBB	652,848
	Mall Project, Series 2010, 5.900%, 4/01/32
100	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single	No Opt. Call	Aaa	105,391
	Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)
530	Topeka, Kansas, Industrial Revenue Refunding Bonds, Sunwest Hotel Corporation, Series 1988,	8/16 at 100.00	AA+ (4)	556,580
	9.500%, 10/01/16 (Pre-refunded 8/15/16) (Alternative Minimum Tax)
780	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	569,252
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
6,905	Total Kansas			7,273,804
	Kentucky – 1.9% (1.3% of Total Investments)
2,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	2,273,300
	Medical Health System, Series 2010A, 6.000%, 6/01/30
2,500	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds,	5/18 at 100.00	Baa3	2,707,925
	Bellarmine University, Series 2008A, 6.000%, 5/01/38
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project,
	Improvement and Refunding Series 2011:
5,000	6.250%, 3/01/31	3/21 at 100.00	A3	5,874,000
1,250	6.500%, 3/01/41	3/21 at 100.00	A3	1,461,425
10,750	Total Kentucky			12,316,650
	Louisiana – 3.1% (2.1% of Total Investments)
175	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed	9/15 at 100.00	Aaa	175,308
	Securities Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%,
	10/01/30 (Alternative Minimum Tax)
1,800	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series	6/22 at 100.00	AA	2,093,274
	2012, 5.000%, 6/01/24 – AGM Insured
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB+	1,101,860
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,380	Louisiana Local Government Environmental Facilities and Community Development Authority,	8/20 at 100.00	BBB+	1,618,588
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29
8,655	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US)	7/23 at 100.00	N/R	9,707,361
	LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	2,645,800
	Series 2007A, 5.500%, 5/15/47
3,000	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2015B,	1/25 at 100.00	A–	3,257,910
	5.000%, 1/01/40 (Alternative Minimum Tax)
18,510	Total Louisiana			20,600,101
	Maine – 0.8% (0.5% of Total Investments)
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical
	Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	2,274,740
1,000	6.750%, 7/01/41	7/21 at 100.00	BBB–	1,135,680
1,720	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A,	7/20 at 100.00	AA	1,876,864
	5.000%, 7/01/40
4,720	Total Maine			5,287,284
	Maryland – 0.1% (0.1% of Total Investments)
515	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	538,675
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
	Massachusetts – 2.4% (1.6% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option
	Bond Trust 1163:
505	17.128%, 10/01/48 (IF) (5)	10/23 at 100.00	A1	716,474
930	17.028%, 10/01/48 (IF) (5)	10/23 at 100.00	A1	1,318,963
1,825	Massachusetts Development Finance Agency, Education Facility Revenue Bonds, Academy of the	6/16 at 100.00	N/R	1,831,296
	Pacific Rim Project, Series 2006A, 5.125%, 6/01/31 – ACA Insured
650	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare	10/17 at 100.00	N/R	673,894
	Project, Series 2007A, 6.750%, 10/15/37
855	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare	10/20 at 100.00	N/R	956,035
	Project, Series 2010, 7.625%, 10/15/37
750	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta	11/17 at 100.00	BB+	766,688
	Energy Project, Series 2012C, 5.250%, 11/01/42 (Alternative Minimum Tax)
1,220	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A,	1/23 at 100.00	BBB–	1,343,037
	5.125%, 1/01/25
2,900	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	3,250,088
	University Issue, Series 2009A, 5.750%, 7/01/39
2,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+ (4)	2,009,966
	5.000%, 8/15/23 (Pre-refunded 8/15/15) – AGM Insured
3,120	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,172,728
	8/01/46 – AGM Insured (UB) (5)
14,755	Total Massachusetts			16,039,169
	Michigan – 1.8% (1.2% of Total Investments)
2,500	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	2,643,875
	5.000%, 11/01/30
1,385	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa2	1,398,462
	10/15/22 – AMBAC Insured
3,495	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	3,955,606
	Refunding Series 2009, 5.750%, 11/15/39
1,635	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,719,137
	2006A, 5.000%, 12/01/31
365	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (4)	386,827
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
1,165	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Michigan House of Representatives	10/18 at 100.00	AA	1,296,866
	Facilities, Series 2008A, 5.250%, 10/15/23 – AGC Insured
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	AA–	345,505
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
10,885	Total Michigan			11,746,278
	Minnesota – 3.9% (2.6% of Total Investments)
1,000	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project,	8/16 at 102.00	BB	1,013,760
	Series 2008, 5.750%, 8/01/42
1,000	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds,	6/17 at 100.00	N/R	1,018,340
	Refunding Series 2007, 5.000%, 6/01/29
5,000	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	Aaa	6,269,850
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds,
	Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
2,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public	11/20 at 100.00	BBB–	2,124,560
	Schools Academy, Series 2010A, 5.875%, 11/01/40
650	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	9/15 at 100.00	A+	652,906
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
1,010	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014,	10/24 at 100.00	A2	1,152,541
	5.000%, 10/01/32
2,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health	7/19 at 100.00	Aaa	2,350,060
	Services, Refunding Series 2009, 5.750%, 7/01/39 (Pre-refunded 7/01/19)
	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care
	Revenue Bonds, Episcopal Homes Project, Series 2013:
500	5.000%, 5/01/33	5/23 at 100.00	N/R	516,170
1,000	5.125%, 5/01/48	5/23 at 100.00	N/R	1,027,370
495	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds,	11/16 at 100.00	Aaa	525,319
	HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36 (Pre-refunded 11/15/16)
875	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community of	12/15 at 100.00	BBB–	877,345
	Peace Academy Project, Series 2006A, 5.000%, 12/01/36
400	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment	No Opt. Call	N/R	422,468
	Revenue Refunding Bonds, Series 2012, 5.000%, 9/01/26
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast
	Inc., Series 2005:
1,400	5.000%, 11/15/17 (Pre-refunded 11/15/15)	11/15 at 100.00	BBB– (4)	1,419,124
1,000	6.000%, 11/15/25 (Pre-refunded 11/15/15)	11/15 at 100.00	BBB– (4)	1,016,540
750	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast	11/25 at 100.00	BBB–	812,378
	Inc., Series 2015, 5.000%, 11/15/29
3,835	Washington County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series	8/17 at 100.00	AAA	3,885,047
	2007A, 3.500%, 2/01/28
675	Worthington, Minnesota, Housing Revenue Refunding Bonds, Meadows of Worthington Project,	10/15 at 101.00	N/R	676,235
	Series 2007A, 5.250%, 11/01/28
23,590	Total Minnesota			25,760,013
	Mississippi – 0.5% (0.3% of Total Investments)
835	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/15 at 100.00	BBB	839,868
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Mississippi Development Bank, Special Obligation Bonds, City of Jackson General Obligation
	Street Resurfacing Project, Series 2009:
1,325	5.500%, 1/01/23	1/19 at 100.00	Aa2	1,480,648
850	5.800%, 1/01/24	1/19 at 100.00	Aa2	956,140
3,010	Total Mississippi			3,276,656
	Missouri – 3.0% (2.0% of Total Investments)
1,500	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Series 2008,	8/18 at 100.00	A	1,670,085
	5.625%, 8/01/38
500	Curators of the University of Missouri, System Facilities Revenue Bonds, Refunding Series	11/24 at 100.00	AA+	531,375
	2014A, 4.000%, 11/01/33
2,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	2,235,800
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	202,836
	Regional Hospital, Series 2006, 5.000%, 3/01/22
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aa1	1,027,860
	Bonds, Series 2006, 5.250%, 3/01/26 – NPFG Insured
645	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing	No Opt. Call	A	707,584
	Project, Series 2005A, 6.000%, 6/01/20
3,080	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	3,346,574
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
1,045	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	1,133,783
	CoxHealth, Series 2013A, 5.000%, 11/15/44
400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of	6/22 at 100.00	BBB+	382,496
	St. Louis Project, Series 2015, 3.500%, 6/15/30
3,775	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/21 at 100.00	A2	4,166,165
	Series 2011, 5.000%, 4/01/26
1,000	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series	1/17 at 100.00	N/R	1,024,150
	2006, 5.000%, 1/01/37
2,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation,	12/21 at 100.00	AA	2,035,640
	Series 2015, 4.125%, 12/01/38
490	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport,	7/22 at 100.00	A–	497,326
	Refunding Series 2012, 4.250%, 7/01/29 – FGIC Insured (Alternative Minimum Tax)
575	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	No Opt. Call	BBB–	583,021
	of Chesterfield, Series 2012, 5.000%, 9/01/42
375	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	418,886
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
18,585	Total Missouri			19,963,581
	Montana – 0.1% (0.1% of Total Investments)
600	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern	8/16 at 100.00	A1	623,544
	Corporation Colstrip Project, Series 2006, 4.650%, 8/01/23 – AMBAC Insured
	Nebraska – 2.5% (1.7% of Total Investments)
1,500	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	1,630,230
	5.000%, 9/01/32
11,215	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 –	9/16 at 100.00	AA	11,369,991
	FGIC Insured (UB) (5)
	University of Nebraska, Revenue Bonds, Omaha Health & Recreation Project, Series 2008:
1,250	5.000%, 5/15/33	5/18 at 100.00	Aa1	1,358,013
2,100	5.000%, 5/15/38	5/18 at 100.00	Aa1	2,281,461
16,065	Total Nebraska			16,639,695
	Nevada – 1.0% (0.7% of Total Investments)
4,025	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	4,682,162
1,600	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB	1,828,176
	8.000%, 6/15/30
5,625	Total Nevada			6,510,338
	New Hampshire – 0.0% (0.0% of Total Investments)
50	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	7/17 at 100.00	Aa3	51,849
	2007-E, 5.750%, 1/01/37 (Alternative Minimum Tax)
	New Jersey – 1.5% (1.0% of Total Investments)
905	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB+	1,024,478
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
325	5.250%, 9/01/24 (Pre-refunded 9/01/15)	9/15 at 100.00	A– (4)	326,388
1,000	5.250%, 9/01/26 (Pre-refunded 9/01/15)	9/15 at 100.00	A– (4)	1,004,270
555	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident	6/20 at 100.00	Baa3	619,202
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series
	2010A, 5.750%, 6/01/31
600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	6/19 at 100.00	N/R (4)	741,102
	Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
680	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	705,316
	University Hospital, Series 2007, 5.750%, 7/01/37
665	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	940,815
	Bond Trust PA-4643, 19.887%, 6/01/30 (IF) (5)
855	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A–	943,074
	2006A, 5.250%, 12/15/20
700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	770,861
4,250	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	3,175,133
	Series 2007-1A, 4.750%, 6/01/34
10,535	Total New Jersey			10,250,639
	New Mexico – 0.7% (0.5% of Total Investments)
	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc.,
	Series 2004A:
880	5.125%, 6/01/17	10/15 at 100.00	A3	883,450
1,295	5.125%, 6/01/19	10/15 at 100.00	A3	1,299,727
2,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	6/20 at 100.00	BBB	2,209,760
	New Mexico San Juan Project, Series 2010D, 5.900%, 6/01/40
4,175	Total New Mexico			4,392,937
	New York – 5.7% (3.8% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,945	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,231,207
3,065	6.250%, 7/15/40	1/20 at 100.00	BBB–	3,525,792
490	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	7/25 at 100.00	BBB+	546,301
	Catholic Health System, Inc. Project, Series 2015, 5.250%, 7/01/35
1,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,709,655
	2011A, 5.750%, 2/15/47
4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	4,221,579
	2/15/47 – NPFG Insured
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	3,310,620
	5.000%, 9/01/39
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,133,650
	5.000%, 11/15/34
2,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AA–	2,278,440
	5.000%, 11/15/30 – AMBAC Insured
3,200	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	AA–	3,240,448
	5.000%, 11/15/30
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A,	5/23 at 100.00	AA–	5,543,149
	5.000%, 11/15/38
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
500	5.750%, 10/01/37 (7)	10/17 at 100.00	N/R	180,000
1,000	5.875%, 10/01/46 (8)	10/17 at 102.00	N/R	358,750
500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/19 at 100.00	AA+	743,740
	Bonds, Tender Option Bond Trust 2015-XF0097, 17.918%, 6/15/33 (IF)
5,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	5,048,100
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
590	5.500%, 12/01/31	12/20 at 100.00	BBB	676,099
1,325	6.000%, 12/01/42	12/20 at 100.00	BBB	1,545,798
1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At	12/20 at 100.00	BBB–	1,276,458
	Southold, Inc. Project, Refunding Series 2010, 5.875%, 12/01/30
35,590	Total New York			37,569,786
	North Carolina – 0.2% (0.2% of Total Investments)
1,500	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,	6/18 at 100.00	BBB	1,599,810
	Meredith College, Series 2008A, 6.125%, 6/01/35
	North Dakota – 0.4% (0.3% of Total Investments)
2,190	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	2,648,258
	6.250%, 11/01/31
	Ohio – 4.6% (3.1% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,905	5.125%, 6/01/24	6/17 at 100.00	B–	4,914,377
2,365	5.875%, 6/01/30	6/17 at 100.00	B–	1,957,960
605	5.750%, 6/01/34	6/17 at 100.00	B–	482,996
1,000	6.500%, 6/01/47	6/17 at 100.00	B	868,600
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
1,125	5.250%, 11/01/29	11/20 at 100.00	A	1,267,335
1,000	5.750%, 11/01/40	11/20 at 100.00	A	1,138,860
5,000	5.500%, 11/01/40	11/20 at 100.00	A	5,623,450
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB–	817,243
	Services, Improvement Series 2010A, 5.625%, 7/01/26
1,400	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB–	1,531,474
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
5,765	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	6,891,481
	2011A, 6.000%, 11/15/41
1,000	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A	1,026,960
	Inc., Series 2006, 5.250%, 5/15/26
1,000	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	1,063,600
	Project, Refunding Series 2011, 5.125%, 8/01/31
2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated	2/23 at 100.00	BB+	2,105,080
	Group Project, Series 2013, 5.000%, 2/15/33
800	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	895,112
	Project, Series 2009E, 5.625%, 10/01/19
29,725	Total Ohio			30,584,528
	Oklahoma – 1.4% (0.9% of Total Investments)
750	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	771,908
	5.375%, 9/01/36
2,500	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2015A,	6/24 at 100.00	AA	2,646,200
	5.000%, 6/01/45 – BAM Insured (Alternative Minimum Tax)
5,280	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,551,444
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	96,225
	System, tender option Bond Trust 3500, 8.546%, 6/15/30 (IF)
8,618	Total Oklahoma			9,065,777
	Oregon – 0.2% (0.1% of Total Investments)
1,000	Portland, Oregon, Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/24 – NPFG Insured	6/16 at 100.00	AA–	1,040,910
	Pennsylvania – 4.4% (3.0% of Total Investments)
1,100	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	11/19 at 100.00	BB–	1,228,909
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009,
	6.750%, 11/01/24
2,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	2,233,940
	Pittsburgh Medical Center, Series 2009A, 5.375%, 8/15/29
1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB–	1,004,110
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
3,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA (4)	3,117,690
	5.000%, 6/01/26 (Pre-refunded 6/01/16) – AGM Insured (UB)
100	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	114,161
	Ministries Project, Series 2009, 6.125%, 1/01/29
900	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R (4)	1,051,065
	Ministries Project, Series 2009, 6.125%, 1/01/29 (Pre-refunded 1/01/19)
1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008,	10/18 at 100.00	BBB	1,114,210
	6.000%, 10/01/30
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	432,128
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
5,130	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,295,802
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
4,305	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	4,751,385
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien Series 2014A-1,	12/24 at 100.00	A–	2,193,600
	5.000%, 12/01/38
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (4)	1,861,604
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+	1,702,633
560	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group,	6/24 at 100.00	Aa3	613,077
	Series 2014A, 5.000%, 6/01/44
2,350	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	BBB+	2,619,733
	Hospital Project, Refunding and Improvement Series 2011, 5.500%, 8/01/20
26,865	Total Pennsylvania			29,334,047
	Puerto Rico – 0.3% (0.2% of Total Investments)
14,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	2,268,700
	8/01/42 – FGIC Insured
	South Carolina – 1.8% (1.2% of Total Investments)
750	Educational Facilities Authority of Private Non-Profit Institutions of Higher Learning, South	4/17 at 100.00	A–	763,958
	Carolina, Revenue Bonds, Wofford College, Series 2007A, 4.500%, 4/01/30
650	Georgetown County, South Carolina, Environmental Improvement Revenue Bonds, International	12/15 at 100.00	BBB	654,420
	Paper Company, Senior Lien Series 2005A, 5.550%, 12/01/29 (Alternative Minimum Tax)
1,640	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	10/25 at 100.00	AA–	1,814,808
	Furman University, Refunding Series 2015, 5.000%, 10/01/45 (WI/DD, Settling 8/13/15)
1,800	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series	1/16 at 100.00	AA– (4)	1,836,234
	2006A, 5.000%, 1/01/30 (Pre-refunded 1/01/16) – NPFG Insured
6,405	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	12/24 at 100.00	AA–	7,115,571
	2014C, 5.000%, 12/01/39
11,245	Total South Carolina			12,184,991
	South Dakota – 0.6% (0.4% of Total Investments)
1,300	Deadwood, South Dakota, Sales Tax Revenue Bonds, Series 2009B, 6.250%, 12/01/28	12/19 at 100.00	N/R	1,410,929
1,460	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	1,578,318
	Series 2014B, 5.000%, 11/01/44
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education	8/18 at 100.00	AA (4)	1,132,450
	Program, Series 2008, 5.500%, 8/01/38 (Pre-refunded 8/01/18) – AGC Insured
3,760	Total South Dakota			4,121,697
	Tennessee – 3.4% (2.3% of Total Investments)
2,425	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	2,638,085
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,314,560
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,
	Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
3,000	5.000%, 11/01/23	11/21 at 100.00	BBB+	3,377,370
3,200	5.000%, 11/01/24	11/21 at 100.00	BBB+	3,569,472
3,400	5.000%, 11/01/25	11/21 at 100.00	BBB+	3,771,416
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA+	5,630,300
	Tennessee, Revenue Bonds, Vanderbilt University, Refunding Series 2009B, 5.000%, 10/01/39
20,225	Total Tennessee			22,301,203
	Texas – 16.1% (10.8% of Total Investments)
5,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,075,900
	4.250%, 8/15/36 (UB)
	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2012:
1,000	5.000%, 7/01/28	7/22 at 100.00	A+	1,125,730
1,000	5.000%, 7/01/29	7/22 at 100.00	A+	1,121,410
1,100	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A,	1/23 at 100.00	AA	1,214,114
	5.000%, 1/01/43 – AGM Insured
1,250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010,	1/20 at 100.00	BBB	1,405,975
	5.750%, 1/01/25
1,000	Clifton Higher Education Finance Corporation, Education Revenue Bonds, Texas, Idea Public	8/23 at 100.00	BBB	1,186,620
	Schools, Series 2013, 6.000%, 8/15/43
200	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A,	9/24 at 100.00	BB+	209,586
	5.250%, 9/01/44
2,340	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	2,519,548
	2013A, 5.125%, 10/01/43
215	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	224,322
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
1,615	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	6/23 at 100.00	Baa3	1,754,181
	Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A,
	5.000%, 6/01/28
1,180	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/24 at 100.00	A2	1,323,500
	Facilities Department, Refunding Series 2014, 5.000%, 9/01/32
12,030	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 1998A,	No Opt. Call	AA+ (4)	10,205,168
	0.000%, 12/01/22 – AGM Insured (ETM)
4,680	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 1998A,	No Opt. Call	AA+	3,963,398
	0.000%, 12/01/22 – AGM Insured
1,000	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Series	2/18 at 100.00	Aa1	1,101,320
	2008A, 5.250%, 2/15/22 – AGC Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	2/16 at 100.00	BBB+	811,224
1,220	5.125%, 8/15/26	2/16 at 100.00	BBB+	1,232,200
1,960	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/31 at 100.00	AA+	1,781,013
	0.000%, 9/01/43
1,100	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A2	1,254,407
1,100	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A,	1/18 at 100.00	AA	1,209,703
	5.750%, 1/01/40 – AGC Insured
500	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Variable Rate	1/16 at 100.00	A2 (4)	511,495
	Demand Series 2008-E3, 5.750%, 1/01/38 (Pre-refunded 1/01/16)
4,370	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A3 (4)	4,878,318
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
1,770	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A3	1,945,584
	5.000%, 1/01/34
3,500	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series	2/18 at 100.00	Aaa	3,831,625
	2008A, 5.250%, 2/15/34
1,000	Round Rock Independent School District, Williamson and Travis Counties, Texas, General	8/18 at 100.00	Aaa	1,107,680
	Obligation Bonds, School Building Series 2009, 5.000%, 8/01/27
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	C	57,500
	2001C, 5.200%, 5/01/28 (6)
3,960	Stafford Economic Development Corporation, Texas, Sales Tax Revenue Bonds, Series 2000,	9/15 at 100.00	AA– (4)	3,977,780
	5.500%, 9/01/30 (Pre-refunded 9/01/15) – FGIC Insured
600	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Retirement	11/16 at 100.00	BBB	637,842
	Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2006A,
	6.000%, 11/15/26
1,300	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	9/19 at 100.00	AA	1,447,550
	Bonds, Hendrick Medical Center, Series 2009B, 5.250%, 9/01/26 – AGC Insured
1,770	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	2,042,562
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
140	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	N/R (4)	166,867
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45 (Pre-refunded 8/15/20)
7,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA	7,813,650
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
650	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	781,229
	Lien Series 2008D, 6.250%, 12/15/26
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
1,000	5.000%, 12/15/27	No Opt. Call	A3	1,106,270
4,515	5.000%, 12/15/29	No Opt. Call	A3	4,914,803
1,620	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	1,901,977
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,196,460
1,000	7.000%, 6/30/40	6/20 at 100.00	Baa3	1,194,420
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE
	Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
1,335	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	1,662,729
380	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	462,099
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB (4)	1,086,530
	School Project, Series 2007A, 5.000%, 8/15/37 (Pre-refunded 8/15/17) – ACA Insured
8,335	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/24 at 59.60	A–	3,260,735
	Refunding Series 2015B, 0.000%, 8/15/36
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
7,715	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	A–	6,728,097
9,980	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	A–	7,868,830
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
2,285	0.000%, 8/15/21 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	2,039,385
2,020	0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	1,681,165
	Travis County Health Facilities Development Corporation, Texas, Retirement Facility Revenue
	Bonds, Querencia Barton Creek, Series 2005:
200	5.500%, 11/15/25	11/15 at 100.00	N/R	200,946
1,600	5.650%, 11/15/35	11/15 at 100.00	N/R	1,609,152
1,125	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	11/20 at 100.00	BBB–	1,306,406
	Manor, Series 2010, 7.000%, 11/01/30
112,960	Total Texas			106,139,005
	Virgin Islands – 0.2% (0.1% of Total Investments)
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	272,908
	Lien Series 2009A, 6.000%, 10/01/39
820	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	Baa3	924,476
	Series 2009A, 6.750%, 10/01/37
1,070	Total Virgin Islands			1,197,384
	Virginia – 1.5% (1.0% of Total Investments)
1,000	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series	9/16 at 100.00	CCC	940,670
	2006, 5.000%, 9/01/26
515	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	364,229
	Appreciation Series 2012B, 0.000%, 7/15/40
1,000	Fairfax County Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue	4/17 at 100.00	AA+	1,021,380
	Bonds, FHA-Insured Mortgage – Cedar Ridge Project, Series 2007, 4.850%, 10/01/48
	(Alternative Minimum Tax)
4,500	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding	10/23 at 100.00	AA–	5,043,555
	Series 2013A, 5.000%, 10/01/30 (Alternative Minimum Tax)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
2,000	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	2,290,860
500	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	542,395
9,515	Total Virginia			10,203,089
	Washington – 2.2% (1.5% of Total Investments)
11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA+	10,663,845
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 – NPFG Insured
845	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health	7/19 at 100.00	Baa1	942,276
	Services Association, Series 2009, 6.250%, 7/01/24
1,155	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health	7/19 at 100.00	N/R (4)	1,378,724
	Services Association, Series 2009, 6.250%, 7/01/24 (Pre-refunded 7/01/19)
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	1,030,250
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
320	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community,	No Opt. Call	BBB–	328,662
	Refunding Series 2012, 5.000%, 1/01/48
14,665	Total Washington			14,343,757
	West Virginia – 1.2% (0.8% of Total Investments)
1,965	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	A3	2,171,345
	Center, Series 2009A, 5.625%, 9/01/32
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc.,	10/18 at 100.00	N/R	1,043,340
	Series 2008, 6.500%, 10/01/38
4,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	4,498,560
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
6,965	Total West Virginia			7,713,245
	Wisconsin – 3.3% (2.2% of Total Investments)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	895,408
	Series 2009, 5.875%, 2/15/39
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare,	7/23 at 100.00	A	5,404,949
	Inc., Series 2013B, 5.000%, 7/01/36
1,035	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	1,080,706
	Inc., Series 2010B, 5.125%, 4/01/36
2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	3,079,670
	Series 2011A, 5.250%, 10/15/39
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
3,500	5.250%, 8/15/21	8/16 at 100.00	A–	3,653,230
1,780	5.250%, 8/15/26	8/16 at 100.00	A–	1,854,902
1,000	5.250%, 8/15/34	8/16 at 100.00	A–	1,023,660
4,600	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 (Pre-refunded	5/16 at 100.00	AA (4)	4,755,296
	5/01/16) – FGIC Insured (UB) (5)
20,480	Total Wisconsin			21,747,821
954,365	Total Municipal Bonds (cost $895,734,713)			980,346,148

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 170	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$ 30,621
45	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/55	N/R	6,051
$ 215	Total Corporate Bonds (cost $19,307)				36,672
	Total Long-Term Investments (cost $895,754,020)				$ 980,382,820

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.5% (0.3% of Total Investments)

	MUNICIPAL BONDS – 0.5% (0.3% of Total Investments)

	California – 0.5% (0.3% of Total Investments)
$ 2,400	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 2,421,144
	Health System, Series 2014A, 6.000%, 7/10/15 (9)
235	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	237,070
	Health System, Series 2014B, 6.000%, 7/10/15 (9)
355	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	358,128
	Health System, Series 2014C, 6.000%, 7/10/15 (9)
$ 2,990	Total Short-Term Investments (cost $2,990,000)			3,016,342
	Total Investments (cost $898,744,020) – 148.7%			983,399,162
	Floating Rate Obligations – (8.3)%			(54,680,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (6.6)% (11)			(43,500,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (35.8)% (12)			(236,800,000)
	Other Assets Less Liabilities – 2.0%			13,024,356
	Net Assets Applicable to Common Shares – 100%			$ 661,443,518

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$980,346,148	$ —	$980,346,148
Corporate Bonds	—	—	36,672	36,672
Short-Term Investments:
Municipal Bonds	—	—	3,016,342	3,016,342
Total	$ —	$980,346,148	$3,053,014	$983,399,162

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $844,109,524.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$ 95,781,096
Depreciation	(11,069,779)
Net unrealized appreciation (depreciation) of investments	$ 84,711,317

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing.
Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from
5.750% to 2.300%.
(8)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from
5.875% to 2.350%.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and
in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500%
maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after
December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income for either senior interest corporate bond.
(11)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total
Investments is 4.4%.
(12)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 24.1%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Investment Quality Municipal Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2015